Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 385,300	$ 280,000
Accounts receivable	79,200	98,600
Inventories	52,200	50,000
Prepaid expenses and other	36,100	44,400
Asset held for sale (note 7)	21,400	19,400
Net investment in lease (note 6)	33,700	21,000
Derivative instruments - current (note 22(c))	2,200	0
Acquisition related assets (note 5(a))	72,300	79,800
Total current assets	682,400	593,200
Property, plant and equipment (note 7)	9,379,600	7,156,900
Vessels under construction (note 8)	1,315,000	1,422,500
Right-of-use assets (note 9)	438,000	746,700
Net investment in lease (note 6)	1,395,100	887,400
Goodwill (note 10)	75,300	75,300
Deferred tax assets (note 17)	1,800	500
Derivative instruments (note 22(c))	85,200	107,100
Other assets (note 11)	340,600	312,800
Total assets	13,713,000	11,302,400
Current liabilities:
Accounts payable and accrued liabilities (note 20)	317,200	204,300
Deferred revenue	74,700	25,200
Income tax payable	77,595	72,252
Long-term debt - current (note 12)	129,400	238,400
Operating lease liabilities - current (note 13)	101,100	115,300
Finance lease liabilities - current (note 14)	66,500	222,200
Other financing arrangements - current (note 15)	298,500	147,500
Other liabilities - current (note 16)	18,800	13,300
Total current liabilities	1,083,800	1,038,500
Long-term debt (note 12)	3,161,400	3,453,400
Operating lease liabilities (note 13)	271,100	391,700
Other financing arrangements (note 15)	4,305,300	1,940,300
Derivative instruments (note 22(c))	1,300	1,500
Other liabilities (note 16)	177,300	51,200
Total liabilities	9,000,200	6,876,600
Cumulative redeemable preferred shares, $0.01 par value; 12,000,000 issued and outstanding (2022 – 12,000,000) (note 18 (e))	296,900	296,900
Share capital (note 18):
Preferred shares; $0.01 par value; 150,000,000 shares authorized (2022 – 150,000,000); 14,118,833 shares issued and outstanding (2022 – 20,118,833) Common shares; $0.01 par value; 400,000,000 shares authorized (2022 – 400,000,000); 204,328,277 shares issued and outstanding (2022 – 281,565,472); nil shares held in treasury (2022 – 727,351)	1,900	2,800
Additional paid in capital	3,876,300	3,724,200
Retained earnings	554,800	420,000
Accumulated other comprehensive loss	(17,100)	(18,100)
Total shareholders' equity	4,415,900	4,128,900
Total liabilities and shareholders' equity	$ 13,713,000	$ 11,302,400